SEGMENT INFORMATION - Schedule of Net Income and Total Assets (Details) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION
Net income	$ (9,279,205)			$ (2,810,304)			$ (21,780,225)		$ (9,527,605)	$ (11,485,410)	$ (13,908,462)
General and administrative	4,749,399			1,125,121			11,569,376		$ 3,546,510	4,168,576	$ 5,274,603
HCM II ACQUISITION CORP
SEGMENT INFORMATION
Marketable Securities held in trust account	242,642,972						242,642,972	$ 235,193,585		235,193,585
Cash	350,389						350,389	668,089		668,089
Net income	1,927,839	$ 601,027	$ 689,999	1,071,221	$ (52,663)	$ 1,018,558	3,218,865	3,408,788
General and administrative	1,638,082			278,494		331,157	4,230,522	634,797
Interest earned on marketable securities held in Trust Account	2,508,797			1,349,715		1,349,715	7,449,387	4,043,585
HCM II ACQUISITION CORP | Other operating segment
SEGMENT INFORMATION
Marketable Securities held in trust account	242,642,972						242,642,972	235,193,585		235,193,585
Cash	350,389						350,389	$ 668,089		$ 668,089
Net income	1,927,839			1,071,221		1,018,558	3,218,865
General and administrative	1,638,082			278,494		331,157	4,230,522
Interest earned on marketable securities held in Trust Account	$ 2,508,797			$ 1,349,715		$ 1,349,715	$ 7,449,387